SHAREHOLDERS EQUITY (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Current Assets	$ 68,321,694	$ 84,043,732	$ 106,092,676
Current Liabilities	220,443,325	189,214,893	109,693,067
Total Liabilities	750,472,092	751,152,054	476,205,618
VIEs, Total [Member]
Current Assets	2,384,678	8,683,444	4,386,891
Non-Current Assets	21,592,928	25,159,815	11,887,701
Total Assets	23,977,606	33,843,259	16,274,592
Current Liabilities	16,651,235	24,058,824	13,379,828
Non-Current Liabilities	12,919,590	15,004,985	1,344,479
Total Liabilities	29,570,825	39,063,809	14,724,307
Non-Controlling Interest	(5,593,219)	(5,220,550)	1,550,285
Revenues	10,947,859	24,926,268	21,397,777
Net (Loss) Income Attributable to Non-Controlling Interest	(377,334)	(6,766,170)	(7,481,616)
Venice Caregivers Foundation, Inc. [Member]
Current Assets	772,010	1,233,188	1,793,174
Non-Current Assets	13,461,338	16,867,824	6,133,804
Total Assets	14,233,348	18,101,012	7,926,978
Current Liabilities	12,147,006	12,831,161	6,375,156
Non-Current Liabilities	9,214,775	11,196,585	1,344,479
Total Liabilities	21,361,781	24,027,746	7,719,635
Non-Controlling Interest	(7,128,433)	(5,926,734)	207,343
Revenues	4,398,883	10,949,458	9,767,302
Net (Loss) Income Attributable to Non-Controlling Interest	(1,203,248)	(6,132,528)	(5,563,148)
Natures Cure, Inc. [Member]
Current Assets	10,407,949	6,639,231	1,437,604
Non-Current Assets	5,002,478	5,032,428	4,000,000
Total Assets	15,410,427	11,671,659	5,437,604
Current Liabilities	5,070,565	3,745,710	1,801,414
Non-Current Liabilities	1,146,329	1,146,322	0
Total Liabilities	6,216,894	4,892,032	1,801,414
Non-Controlling Interest	9,193,533	6,779,627	3,636,190
Revenues	6,549,799	13,976,810	11,630,475
Net (Loss) Income Attributable to Non-Controlling Interest	2,413,906	3,143,437	3,345,828
LAX Fund 2 Group, L.L.C [Member]
Current Assets	(8,795,281)	811,025	1,156,113
Non-Current Assets	3,129,112	3,259,563	1,753,897
Total Assets	(5,666,169)	4,070,588	2,910,010
Current Liabilities	(566,336)	7,481,953	5,203,258
Non-Current Liabilities	2,558,486	2,662,078	0
Total Liabilities	1,992,150	10,144,031	5,203,258
Non-Controlling Interest	(7,658,319)	(6,073,443)	(2,293,248)
Revenues	(823)	0	0
Net (Loss) Income Attributable to Non-Controlling Interest	$ (1,587,992)	$ (3,777,079)	$ (5,264,296)